Note 23 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carry forwards	€ 13,642	€ 13,675
Elimination of intercompany profit in inventory	269	187
Elimination of intercompany profit in fixed assets	349	343
Provisions for retirement indemnities	577	488
Capital leases treated as operating leases for tax, asset	29
Capital leases treated as operating leases for tax, liability		10
Other items	544	174
Total deferred tax assets	15,410	14,877
Total deferred tax liabilities
Net deferred tax assets	15,410	14,877
Valuation allowance for deferred tax assets	(14,977)	(14,553)
Deferred tax assets (liabilities), net of allowance	€ 432	€ 324